Revenue	12 Months Ended
Dec. 31, 2018
Revenue [Abstract]
Revenue

Note 3. Revenue

We recognize revenue at the agreed upon contractual amount over time using the input method in proportion to the costs expected to be incurred in performing services under the contracts. Those costs bear a direct relationship to the fulfillment of our obligations under the contracts and are representative of the relative value provided to the customer. As the costs to fulfill the obligations of the home service plans are incurred on an other than straight-line basis, we utilize historical evidence to estimate the expected claims expense and related timing of such costs. This adjustment to the straight-line revenue creates a contract asset or contract liability. We regularly review our estimates of claims costs and adjust the estimates when appropriate. Our contracts include only one performance obligation and are typically one year in duration. We derive all of our revenue from customers in the United States.

We disaggregate revenue from contracts with customers into major customer acquisition channels. We determined that disaggregating revenue into these categories achieves the disclosure objective to depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. Revenue by major customer acquisition channel is as follows:

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	Year Ended
	December 31,
(In millions)	2018	2017	2016
Renewals	$835	$759	$671
Real estate(1)	262	249	207
Direct-to-consumer(1)	156	144	142
Other	6	5	—
Total	$1,258	$1,157	$1,020

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(1)	First year revenue only.

Renewals

Revenue from all customer renewals, whether initiated via the real estate or direct-to-consumer channel, are classified as renewals above. Customer payments for renewals are received either at the commencement of the renewal period or in installments over the contract period, which generates a contract liability.

Real estate

Real estate home service plans are sold through annual contracts in connection with a real estate sale, and payments are typically paid in full at closing, which generates a contract liability. First year revenue from the real estate channel is classified as real estate above.

Direct- to-consumer

Direct-to-consumer home service plans are sold through annual contracts when customers request a service plan in response to marketing efforts or when third-party resellers make a sale. Customer payments are received either at the commencement of the contract or in installments over the contract period, which generates a contract liability. First year revenue from the direct-to-consumer channel is classified as direct-to-consumer above.

Costs to obtain a contract with a customer

We capitalize the incremental costs of obtaining a contract with a customer, primarily commissions, and recognize the expense on a straight-line basis, as adjusted to match the timing of revenue recognition, over the expected customer relationship period. As of December 31, 2018 and January 1, 2018, the effective date of our adoption of ASC 606, deferred customer acquisition costs were $21 million. For the year ended December 31, 2018, amortization of these deferred acquisition costs was $22 million. There was no impairment loss in relation to these capitalized costs.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Contracts with customers, including contracts resulting from customer renewals, are generally for a period of one year. We record a receivable related to revenue recognized on services once we have an unconditional right to invoice and receive payment in the future related to the services provided. All accounts receivables are recorded within Receivables, less allowances, in the accompanying consolidated and combined statements of financial position.

When revenue is recognized on monthly-pay customers before being billed, a contract asset is created. Deferred revenue represents a contract liability and is recognized when cash payments are received in advance of the performance of services, including when the amounts are refundable. Amounts are recognized as revenue in proportion to the costs expected to be incurred in performing services under our contracts. Deferred revenue was $185 million and $573 million as of December 31, 2018 and December 31, 2017, respectively.

Changes in deferred revenue for the year ended December 31, 2018, were as follows:

(In millions)	Deferred revenue
Balance as of January 1, 2018	$183
Deferral of revenue	408
Recognition of deferred revenue	(406)
Balance as of December 31, 2018	$185

There was approximately $179 million of revenue recognized in the year ended December 31, 2018 that was included in the deferred revenue balance as of January 1, 2018.

Practical Expedients and Exemptions

We offer certain interest-free contracts to customers where payments are received over a period not exceeding one year. Additionally, customers have the option to pay for an annual home service plan in advance. We do not adjust the promised amount of consideration for the effects of these financing components. At contract inception, the period of time between the performance of services and the customer payment is generally one year or less. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to taxing authorities. We do not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Certain non-commission related incremental costs to obtain a contract with a customer are expensed as incurred because the amortization period would have been one year or less. These costs are included in Selling and administrative expenses in the accompanying consolidated and combined statements of operations and comprehensive income.

We utilize the portfolio approach to recognize revenue in situations where a portfolio of contracts have similar characteristics. The revenue recognized under the portfolio approach is not materially different than if every individual contract in the portfolio was accounted for separately.

Impact of ASC 606 on the Consolidated and Combined Financial Statements

We recorded a net increase to opening net parent investment of $2 million, net of tax, as of January 1, 2018, due to the cumulative impact of adopting ASC 606. Under ASC 606, commission costs incremental to a successful sale are deferred and recognized in the consolidated and combined statements of operations and comprehensive income over the expected customer relationship period. Previously, commissions and other sales-related costs were deferred and recognized over the initial contract period.

Changes to the accompanying consolidated and combined statements of financial position due to the adoption of ASC 606 include: (i) the reclassification of receivables to contract assets which are presented net of contract liabilities within deferred revenue and (ii) the reclassification of deferred customer acquisition costs to long-term assets as costs are recognized over the expected customer relationship period, which is in excess of one year. Prior to the adoption of ASC 606, when a customer elected to pay for their home service plan on a monthly basis, receivables and deferred revenue were recorded based on the total amount due from the customer. Receivables were reduced as amounts were paid, and deferred revenue was amortized over the life of the contract. Following the adoption of ASC 606, only the portion of the contract that is due in the current month will be recorded within receivables.

The following tables compare affected lines of the accompanying consolidated and combined financial statements as prepared under the provisions of ASC 606 to a presentation of these consolidated and combined financial statements under the prior revenue recognition guidance:

	As of December 31, 2018
Consolidated and Combined Statement of Financial Position	As reported	Under Prior Revenue Recognition Guidance
Current Assets:
Receivables	$12	$454
Deferred customer acquisition costs	—	18
Other Assets:
Deferred customer acquisition costs	21	—
Total Assets	$1,041	$1,482
Current Liabilities:
Deferred revenue	$185	627
Other Long-Term Liabilities:
Deferred taxes	39	39
Total Liabilities	1,385	1,828
Total Deficit	(344)	(346)
Liabilities and Equity	$1,041	1,482

	Year Ended
	December 31, 2018
Consolidated and Combined Statement of Operations and Comprehensive Income	As reported	Under Prior Revenue Recognition Guidance
Selling and administrative expenses	$338	$338
Provision for income taxes	42	42
Net Income	$125	$125

The adoption of ASC 606 had no significant impact on our cash flows. The aforementioned impacts resulted in offsetting shifts within cash flows from operations.